Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Abstract]
Impairment amount		$ 10,309,745
Shennong [Member]
Goodwill [Abstract]
Impairment amount	$ 7,872,696